Financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Schedule of financial assets
The Group has the following financial assets, all of which are classified and measured at amortised cost:

	2022 £’000	2021 £’000
Financial assets at amortised cost
Trade and other receivables (note 19)	£162,671	£118,303
Finance lease receivable (note 23)	478	744
Other financial assets (note 19)	£2,190	£182
Total financial assets*	£165,339	£119,229
    *Financial assets, other than cash and cash equivalents

Schedule of financial liabilities
The Group has the following financial liabilities:

	2022 £’000	2021 £’000 (Restated) (1)
Lease liabilities
Current lease liabilities (note 23)	£11,898	£13,543
Non-current lease liabilities (note 23)	43,999	50,142
	55,897	63,685
Other financial liabilities at amortised cost
Trade and other payables (note 20)	98,252	78,528
Deferred consideration (note 15)	11,666	10,043
Other liabilities	500	205
	110,418	88,776
Financial liabilities at fair value through profit or loss
Contingent consideration (note 15)	8,514	5,718

Total financial liabilities	£174,829	£158,179
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).